UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     October 26, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $556,834 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


     28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579y101    14617   158161 SH       SOLE                    97615             60546
ABB Ltd. Spon ADR           COM                 000375204     7710   412316 SH       SOLE                   248530            163786
Accenture Plc               COM                 g1151c101    18993   271217 SH       SOLE                   165380            105837
Agilent Technologies, Inc.  COM                 00846u101    14370   373728 SH       SOLE                   225640            148088
Agilent Technologies, Inc.  COM                 00846u101     6729   175000 SH       DEFINED 01             175000
Air Products & Chemicals    COM                 009158106     7707    93190 SH       SOLE                    56750             36440
Air Products & Chemicals    COM                 009158106     4962    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc. COM                 01741r102    10393   325791 SH       SOLE                   198040            127751
Allegheny Technologies Inc. COM                 01741r102     3190   100000 SH       DEFINED 01             100000
Apache Corp.                COM                 037411105     7740    89506 SH       SOLE                    54005             35501
Ashland Inc.                COM                 044209104    11526   160975 SH       SOLE                    96920             64055
Ashland Inc.                COM                 044209104     6802    95000 SH       DEFINED 01              95000
Automatic Data Processing   COM                 053015103    11086   188980 SH       SOLE                   114425             74555
Babcock & Wilcox Co., The   COM                 05615f102     9667   379538 SH       SOLE                   229580            149958
Babcock & Wilcox Co., The   COM                 05615f102     3184   125000 SH       DEFINED 01             125000
Baker Hughes Inc.           COM                 057224107     5065   111978 SH       SOLE                    67190             44788
Bank of America Corp.       COM                 060505104     3330   377116 SH       SOLE                   219534            157582
Baxter International        COM                 071813109    11804   195850 SH       SOLE                   117160             78690
Cameron International Corp. COM                 13342b105    33090   590150 SH       SOLE                   359532            230618
Cameron International Corp. COM                 13342b105    19624   350000 SH       DEFINED 01             350000
Carnival Corporation        COM                 143658300    16135   442902 SH       SOLE                   265380            177522
Carnival Corporation        COM                 143658300     5464   150000 SH       DEFINED 01             150000
Corning Inc.                COM                 219350105     9244   702950 SH       SOLE                   424435            278515
Corning Inc.                COM                 219350105     2630   200000 SH       DEFINED 01             200000
Cummins Inc.                COM                 231021106     3227    35000 SH       DEFINED 01              35000
Dupont E I De Nemours       COM                 263534109    14474   287925 SH       SOLE                   173670            114255
Dupont E I De Nemours       COM                 263534109     5027   100000 SH       DEFINED 01             100000
Eaton Corporation           COM                 278058102    10997   232647 SH       SOLE                   139510             93137
Goldman Sachs Group Inc.    COM                 38141g104     5684    50000 SH       DEFINED 01              50000
Goldman Sachs Group Inc.    COM                 38141g104    14597   128403 SH       SOLE                    73860             54543
Ingersoll-Rand Co. A        COM                 g47791101     9109   203243 SH       SOLE                   123055             80188
Ingersoll-Rand Co. A        COM                 g47791101     4482   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101      311     1500 SH       SOLE                     1500
International Paper Co.     COM                 460146103    10227   281592 SH       SOLE                   169920            111672
Jacobs Engineering Group IncCOM                 469814107     9771   241680 SH       SOLE                   147440             94240
Joy Global Inc.             COM                 481165108     4485    80000 SH       DEFINED 01              80000
Komatsu Ltd. Spon ADR       COM                 500458401     6425   329640 SH       SOLE                   197515            132125
Lockheed Martin Corp.       COM                 539830109    11259   120573 SH       SOLE                    73510             47063
Macy's Inc.                 COM                 55616p104    17959   477374 SH       SOLE                   293175            184199
Manitowoc Company Inc.      COM                 563571108     1334   100000 SH       DEFINED 01             100000
Metlife Inc.                COM                 59156r108    11390   330530 SH       SOLE                   200040            130490
Metlife Inc.                COM                 59156r108     6892   200000 SH       DEFINED 01             200000
Microsoft Corp.             COM                 594918104    10037   337248 SH       SOLE                   202100            135148
Monsanto Co.                COM                 61166w101    12871   141404 SH       SOLE                    86330             55074
Nike Inc.                   COM                 654106103    10196   107423 SH       SOLE                    64425             42998
Pepsico Inc.                COM                 713448108    10169   143685 SH       SOLE                    86120             57565
Schlumberger Ltd.           COM                 806857108    15320   211809 SH       SOLE                   127135             84674
Union Pacific Corp.         COM                 907818108    12435   104756 SH       SOLE                    62880             41876
United Parcel Service Inc.  COM                 911312106    11151   155800 SH       SOLE                    94390             61410
United Technologies Corp.   COM                 913017109    14550   185853 SH       SOLE                   111415             74438
USG Corp.                   COM                 903293405     6991   318514 SH       SOLE                   190605            127909
USG Corp.                   COM                 903293405     5268   240000 SH       DEFINED 01             240000
WABCO Holdings Inc.         COM                 92927k102    15483   268480 SH       SOLE                   160557            107923
Walt Disney Co., The        COM                 254687106    12753   243946 SH       SOLE                   146575             97371
Wells Fargo & Co.           COM                 949746101    11917   345115 SH       SOLE                   233740            111375
Xerox Corp.                 COM                 984121103     8540  1163553 SH       SOLE                   702950            460603
Xerox Corp.                 COM                 984121103     2202   300000 SH       DEFINED 01             300000
Xylem Inc.                  COM                 98419m100     4239   168548 SH       SOLE                   103145             65403